Trade and other payables (Tables)	9 Months Ended
Sep. 30, 2024
Trade and other payables
Schedule of trade and other payables
	September 30, 2024	December 31, 2023
	$	$
Trade payables	1,349,552	3,240,658
Accrued liabilities (i)	1,958,384	954,371
	3,307,936	4,195,029

Schedule of accrued liabilities
	September 30, 2024	December 31, 2023
	$	$
Operational expenses	1,343,340	71,953
Professional and other fees	205,851	473,225
Accrued interest	409,193	409,193
	1,958,384	954,371